Subsequent Events (Details) ¥ in Thousands				1 Months Ended	6 Months Ended
	Nov. 06, 2023	Sep. 25, 2023 USD ($)	Jul. 17, 2023	Jul. 27, 2023	Jun. 30, 2023 CNY (¥) shares	Sep. 29, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Subsequent Events (Details) [Line Items]
Cash							$ 60,000,000
Ordinary share and warrants, description					(i) US$400 (original principal amount) of convertible notes, Series C warrants to purchase 258,065 ADSs (or 5,161,300 Class A ordinary shares) at exercise price equal to 125% of the lower of (a) $1.86 and (b) the lowest daily volume-weighted average price (“VWAP”) for the 10 trading days prior to the exercise date and Series D warrants to purchase up to 283,688 ADSs (or 5,673,760 Class A ordinary shares) at exercise price equal to the lower of (x) $1.41 and (y) 75.83% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date, subject to adjustment, and (ii) US$1,600 (original principal amount) of convertible notes, 20,645,160 Series C warrants and 22,695,040 Series D warrants. The Company received the first payment RMB1,697(US$234) from this offering, excluding related financing costs.
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares (in Shares) | shares					110,476,291
Value of share issued					¥ 12,181		$ 1,680,000	¥ 5,494
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase percentage			51.00%
Definitive share purchase agreement				100.00%
Issued and outstanding equity interests		$ 2,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Definitive share purchase agreement	38.61%
One Individual [Member] | Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Value of share issued						$ 38.61